WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 89.3%
Education - 19.3%
Massachusetts State College Building Authority Revenue, Series A, Refunding	4.000%	5/1/36	$250,000	$255,479
Massachusetts State DFA Revenue:
Babson College, Refunding	4.000%	10/1/41	875,000	837,694
Babson College, Refunding	4.000%	10/1/44	700,000	648,691
Brandeis University, Series S, Refunding	5.000%	10/1/40	1,330,000	1,401,162
Brandeis University, Series S-1, Refunding	5.000%	10/1/36	1,535,000	1,645,635
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	600,000	590,904
Northeastern University Issue, Refunding	5.000%	10/1/44	1,250,000	1,351,638
Senior National Charter School Revolving Loan Fund, Social Bonds, Series C	4.000%	11/1/46	1,000,000	888,472
UMass Boston Student Housing	5.000%	10/1/31	600,000	612,467
Worcester Polytechnic Institute	4.000%	9/1/44	2,000,000	1,869,443
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	1,500,000	1,561,528

Total Education				11,663,113

Health Care - 20.2%
Massachusetts State DFA Revenue:
Beth Israel Lahey Health Inc., Series K, Refunding	5.000%	7/1/38	1,000,000	1,039,721
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	500,000	512,006
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	1,120,000	1,168,287
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	2,000,000	2,214,670	(a)(b)
Milford Regional Medical Center, Series F, Refunding	5.625%	7/15/36	500,000	475,978
Orchard Cove Obligation, Refunding	5.000%	10/1/39	250,000	244,056
Orchard Cove Obligation, Refunding	5.000%	10/1/49	700,000	647,247
Southcoast Health System, Series G, Refunding	5.000%	7/1/37	1,000,000	1,041,035
Southcoast Health System, Series G, Refunding	4.000%	7/1/46	1,000,000	895,753
Southcoast Health System, Series G, Refunding	5.000%	7/1/50	1,500,000	1,502,630
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	2,500,000	2,432,489

Total Health Care				12,173,872

Industrial Revenue - 6.0%
Massachusetts State DFA Revenue:
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	500,000	446,925

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/35	$2,230,000	$2,283,990
Massachusetts State DFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.250%	5/1/27	1,000,000	894,996	(c)(d)

Total Industrial Revenue				3,625,911

Power - 4.7%
Berkshire, MA, Wind Power Cooperative Corp. Revenue, Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/27	700,000	744,137
Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, Project 2015A Issue, Series A	4.000%	7/1/51	1,955,000	1,837,445
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	300,000	82,500	*(e)
Series A	5.050%	7/1/42	30,000	8,250	*(e)
Series XX	5.250%	7/1/40	320,000	88,000	*(e)
Series ZZ, Refunding	—	7/1/18	250,000	68,125	*(f)

Total Power				2,828,457

Special Tax Obligation - 13.9%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	3,500,000	3,552,993
Massachusetts State DFA Revenue, Broad Institute Inc., Refunding	5.000%	4/1/37	1,500,000	1,582,371
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL	5.500%	1/1/34	2,025,000	2,356,724
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	100,000	85,599
CAB, Restructured, Series A-1	0.000%	7/1/46	720,000	200,540
Restructured, Series A-1	4.550%	7/1/40	30,000	29,251
Restructured, Series A-1	4.750%	7/1/53	260,000	243,745
Restructured, Series A-1	5.000%	7/1/58	90,000	87,336
Restructured, Series A-2	4.329%	7/1/40	290,000	275,386

Total Special Tax Obligation				8,413,945

State General Obligation - 6.0%
Massachusetts State, GO, Consolidated Loan, Series E	5.000%	9/1/38	3,000,000	3,195,154
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	914	881
CAB, Restructured, Series A-1	0.000%	7/1/33	7,256	4,421
Restructured, Series A-1	5.375%	7/1/25	6,280	6,400

See Notes to Schedule of Investments.

2	Western Asset Massachusetts Municipals Fund 2023 Quarterly Report

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - (continued)
Restructured, Series A-1	5.625%	7/1/27	$6,223	$6,490
Restructured, Series A-1	5.625%	7/1/29	6,122	6,477
Restructured, Series A-1	5.750%	7/1/31	5,946	6,431
Restructured, Series A-1	4.000%	7/1/33	5,638	5,279
Restructured, Series A-1	4.000%	7/1/35	115,068	105,754
Restructured, Series A-1	4.000%	7/1/37	225,000	202,434
Restructured, Series A-1	4.000%	7/1/41	35,914	31,057
Restructured, Series A-1	4.000%	7/1/46	6,151	5,121
Subseries CW	0.000%	11/1/43	26,629	13,747	(b)

Total State General Obligation				3,589,646

Transportation - 18.8%
Massachusetts State Department of Transportation,
Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/35	2,500,000	2,722,215
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	3,000,000	3,054,847	(d)
Series E	5.000%	7/1/46	3,340,000	3,452,672	(d)
Massachusetts State Transportation Fund Revenue:
Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/48	1,000,000	1,039,662
Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/49	1,000,000	1,046,234
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	30,000	19,313
Restructured, Series A	5.000%	7/1/62	40,000	39,450

Total Transportation				11,374,393

Water & Sewer - 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	250,000	240,227	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $57,094,001)				53,909,564

SHORT-TERM INVESTMENTS - 9.6%
MUNICIPAL BONDS - 9.6%
Education - 4.6%
Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	3.900%	10/1/42	2,800,000	2,800,000	(g)(h)

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - 5.0%
Massachusetts State HEFA Revenue, Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	3.800%	7/1/39	$2,995,000	$2,995,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,795,000)				5,795,000

TOTAL INVESTMENTS - 98.9% (Cost - $62,889,001)				59,704,564
Other Assets in Excess of Liabilities - 1.1%				644,363

TOTAL NET ASSETS - 100.0%				$60,348,927

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of August 31, 2023.

(f)	The maturity principal is currently in default as of August 31, 2023.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

CAB	— Capital Appreciation Bonds

DFA	— Development Finance Agency

GO	— General Obligation

HEFA	— Health & Educational Facilities Authority

LOC	— Letter of Credit

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	Western Asset Massachusetts Municipals Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

5

Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$53,909,564	—	$53,909,564
Short-Term Investments†	—	5,795,000	—	5,795,000

Total Investments	—	$59,704,564	—	$59,704,564

†	See Schedule of Investments for additional detailed categorizations.

7